Cost of sales (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of cost of sales

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Contracted driver costs	(156,426)	(120,807)
Depreciation and amortization	(95,117)	(75,340)
Transport costs	(51,715)	(44,367)
Staff costs	(54,916)	(36,791)
Maintenance costs	(16,572)	(11,751)
Insurance	(5,321)	(5,009)
Professional services	(4,486)	(3,295)
Other costs	(10,853)	(6,686)
Total cost of sales	(395,406)	(304,046)